[LETTERHEAD OF DECHERT LLP]

March 24, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:                               PowerShares Exchange-Traded Fund Trust II

Securities Act File No. 333-138490

Post-Effective Amendment No. 136

Investment Company Act File No. 811-21977

Amendment No. 137

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 136 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A, together with exhibits thereto.

In connection with the filing of Post-Effective Amendment No. 136 to the Trust’s Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Post-Effective Amendment No. 136 filed pursuant to Rule 485(b) under the 1933 Act does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b).  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529 or (212) 698-0453 (fax) or Allison Harlow Fumai at (212) 698-3526 (tel) or (212) 698-3599 (fax).

Very truly yours,

/s/ Stuart Strauss

Stuart M. Strauss